Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable	$ 3,758,236	$ 2,766,776	$ 542,863
Less: allowance for discounts	(1,686,254)	0
Less: allowance for doubtful accounts	(14,573)	(197,684)	(116,102)
Accounts receivable - net	$ 2,057,409	$ 2,569,092	$ 426,761